BUSINESS CHANGES AND DEVELOPMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		0 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014 Class A common stock	Apr. 01, 2011 Australian JV	Sep. 30, 2014 Australian JV	Sep. 30, 2014 RSUs	Sep. 30, 2014 RSUs	Sep. 30, 2014 Stock options	Sep. 30, 2014 Stock options	Sep. 30, 2014 Managing Directors
Investment in Joint Venture
Expense associated with the one-time non-cash acceleration of unvested equity				$ 4,916					$ 87,601
Compensation and benefits expense associated with the amortization of RSUs granted in connection with the IPO					384	763	1,094	2,046
Vesting period			8 years			5 years		5 years
Compensation and benefits expense associated with issuance of cash and fully vested shares		4,014
Compensation and benefits expense associated with issuance of cash		2,004
Compensation and benefits expense associated with issuance of fully vested shares		2,010
Professional fees expense associated with one-time non-cash acceleration of unvested equity	$ 1,240